Property and Equipment	12 Months Ended
Dec. 31, 2010
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
7.	PROPERTY AND EQUIPMENT

Property and equipment and their related accumulated depreciation as of December 31, 2009 and 2010 are as follows:

	December 31,
	2009	2010
	(RMB)	(RMB)	(US$)
Computer equipment	271,642,612	276,843,360	41,945,964
Leasehold improvements	13,100,527	927,186	140,483
Furniture and fixtures	5,889,981	18,449,740	2,795,414
Motor vehicles	1,977,943	4,669,096	707,439

	292,611,063	300,889,382	45,589,300
Less: Accumulated depreciation	(113,941,081)	(157,603,079)	(23,879,254)

Property and equipment, net	178,669,982	143,286,303	21,710,046

Depreciation expense for the years ended December 31, 2008, 2009 and 2010 were RMB40,126,174, RMB52,965,806 and RMB54,444,577 (US$8,249,178) respectively.